Business Segments - Schedule of Capital Expenditures by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Capital Expenditure Reconciling Item [Line Items]
Capital expenditures for property and equipment	$ 72	$ 58	$ 317
Capital expenditures for property and equipment of continuing operations	72	58	62
Corporate and other [member]
Segment Reporting, Capital Expenditure Reconciling Item [Line Items]
Capital expenditures for property and equipment	30	26	17
Ownership [member]
Segment Reporting, Capital Expenditure Reconciling Item [Line Items]
Capital expenditures for property and equipment	$ 42	$ 32	$ 45